Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 1
Acquired assets	10,000
Additional contingent consideration	$ 12,000
Agreement terms	2 years 6 months
Remaining consideration liability	$ 5,244	$ 5,078
Impairment loss	$ 1,900		$ 8,738
Cash flow projection percentage	24.50%
Growth rate percentage	3.00%
Discount rate	20.00%
Growth rate	3.00%
Products And technology Software CGU [Member]
Goodwill and Intangible Assets [Line Items]
Impairment loss	$ 571
Consulting and Distributions and Dstorm [Member]
Goodwill and Intangible Assets [Line Items]
Discount rate	20.00%